UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO ETF Trust

Annual Report June 30, 2010

PIMCO ETF Trust

Index Exchange-Traded Funds

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Broad U.S. TIPS Index Fund

Actively Managed Exchange-Traded Funds

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Financial Highlights		16
Statements of Assets and Liabilities		18
Statements of Operations		20
Statements of Changes in Net Assets		22
Notes to Financial Statements		40
Report of Independent Registered Public Accounting Firm		51
Federal Income Tax Information		52
Glossary		53
Management of the Trust		54
Privacy Policy		56
Approval of Investment Management Agreement		57

FUND	Fund Summary	Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund	5	24
PIMCO 1-5 Year U.S. TIPS Index Fund	6	25
PIMCO 3-7 Year U.S. Treasury Index Fund	7	26
PIMCO 7-15 Year U.S. Treasury Index Fund	8	27
PIMCO 15+ Year U.S. TIPS Index Fund	9	28
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	10	29
PIMCO Broad U.S. TIPS Index Fund	11	30
PIMCO Enhanced Short Maturity Strategy Fund	12	31
PIMCO Intermediate Municipal Bond Strategy Fund	13	34
PIMCO Short Term Municipal Bond Strategy Fund	14	37

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383) and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO ETF Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimcoetfs.com, 1-888-400-4ETF (1-888-400-4383).

Chairman’s Letter

Dear Shareholder,

We are pleased to provide you with the Annual Report for the PIMCO ETF Trust covering the twelve-month fiscal reporting period ended June 30, 2010. Since launching our ETF platform more than a year ago on June 1, 2009, total PIMCO ETF strategies include four U.S. Treasury index funds, three U.S. Treasury Inflation-Protected Securities (“TIPS”) index funds, an actively-managed enhanced cash fund, and two actively-managed municipal bond funds.

Current PIMCO ETF offerings are included in the table below, as of the end of the reporting period:

PIMCO ETF	NYSE Ticker
PIMCO 1-3 Year U.S. Treasury Index Fund	TUZ
PIMCO 3-7 Year U.S. Treasury Index Fund	FIVZ
PIMCO 7-15 Year U.S. Treasury Index Fund	TENZ
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	ZROZ
PIMCO 1-5 Year U.S. TIPS Index Fund	STPZ
PIMCO Broad U.S. TIPS Index Fund	TIPZ
PIMCO 15+ Year U.S. TIPS Index Fund	LTPZ
PIMCO Enhanced Short Maturity Strategy Fund	MINT
PIMCO Intermediate Municipal Bond Strategy Fund	MUNI
PIMCO Short Term Municipal Bond Strategy Fund	SMMU

As with all PIMCO investment products, our ETF platform benefits from PIMCO’s four decades of investment management experience, strong analytics and brand appeal. PIMCO ETFs employ our diligent and innovative investment management techniques, including portfolio construction, risk management, and outstanding trade execution capabilities. In addition, PIMCO is a multi-vehicle investment manager, offering a full spectrum of investment strategies to help meet our clients’ needs and giving us the flexibility to apply PIMCO’s thought leadership and expertise across the capital structure.

Highlights of the financial markets during the twelve-month fiscal reporting period include:

■

Yields on U.S. Treasury securities declined, resulting in higher prices on these securities, as increased market volatility and uncertainty drove investors to higher-quality assets during the latter part of the reporting period. The benchmark ten-year U.S. Treasury note yielded 2.94% at the end of the reporting period, as compared to 3.53% on June 30, 2009.

■

U.S. TIPS posted positive returns during the reporting period as real yields declined across all maturity sectors. Break-even inflation levels (or the difference between nominal and real yields) widened in the shorter to intermediate maturity range and TIPS outperformed their nominal counterparts overall.

■

Municipal bonds posted positive returns with municipal bond yields declining from their elevated levels at the beginning of the reporting period. Taxable Build America Bonds performed well and provided investors with an attractive alternative to corporate bonds.

On the following pages, you’ll find specific details on total return investment performance and a discussion of the factors that affected performance during the reporting period. If you have any questions regarding your PIMCO ETF Trust investment, please contact your advisor, or call one of our shareholder associates at 1-888-400-4ETF (1-888-400-4383). We also invite you to visit our updated ETF website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO ETF Trust

August 10, 2010

Annual Report	June 30, 2010	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in each Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund and PIMCO Broad U.S. TIPS Index Fund are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the underlying index. The PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

The Funds invest in particular segments of the securities markets, which are not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in a Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Funds are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Funds. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, interest rate risk, credit risk, market risk, liquidity risk, derivatives risk, leveraging risk, management and tracking error risk, indexing risk, issuer risk, mortgage-related and other asset backed risk, foreign (non-U.S.) investment risk, management risk and municipal project-specific risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Index Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. An Index Fund could lose more than the principal amount invested in these derivative instruments. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart measures each Fund’s performance against the performance of a specified index. Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling 1-888-400-4ETF (1-888-400-4383).

2	PIMCO ETF Trust

The following disclosure provides important information regarding a Fund’s Expense Example (“Example” or “Expense Example”), which appears in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most Funds is from January 1, 2010 to June 30, 2010; with the exception of the PIMCO Short Term Municipal Bond Strategy Fund, which is from February 1, 2010 (the date the Fund commenced operations) to June 30, 2010.

ACTUAL EXPENSES

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher. The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

Annual Report	June 30, 2010	3

Important Information About the Funds  (Cont.)

FREQUENCY OF DISCOUNTS AND PREMIUMS: MARKET PRICE VS. NAV AS OF JUNE 30, 2010

The following chart is provided to show the frequency at which the daily market prices on the NYSE Arca, Inc. (the “Exchange”), the primary listing exchange for shares of the Funds were at a discount or premium to each Fund’s NAV. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that each Fund’s NAV is calculated. Each Fund’s Market Price may at times be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

The discount or premium is the percentage difference between the NAV and the Market Price of each Fund. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of NAV.

Each column in the chart shows the number of trading days in which each Fund traded within the premium/discount range indicated.

Frequency Distribution of Discounts and Premiums: Market Price vs. NAV (July 1, 2009 through June 30, 2010)

	Number of Trading Days Market Price Above NAV			Number of Trading Days Market Price Below NAV
	0-99 Basis Points	100-199 Basis Points	>200 Basis Points	0-99 Basis Points	100-199 Basis Points	>200 Basis Points
PIMCO 1-3 Year U.S. Treasury Index Fund	148	0	0	104	0	0

Frequency Distribution of Discounts and Premiums: Market Price vs. NAV (since inception through June 30, 2010)

	Number of Trading Days Market Price Above NAV			Number of Trading Days Market Price Below NAV
	0-99 Basis Points	100-199 Basis Points	>200 Basis Points	0-99 Basis Points	100-199 Basis Points	>200 Basis Points
PIMCO 1-5 Year U.S. TIPS Index Fund	195	0	0	22	0	0
PIMCO 3-7 Year U.S. Treasury Index Fund	77	0	0	90	0	0
PIMCO 7-15 Year U.S. Treasury Index Fund	142	0	0	60	1	0
PIMCO 15+ Year U.S. TIPS Index Fund	136	0	0	70	1	0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	126	0	0	41	0	0
PIMCO Broad U.S. TIPS Index Fund	132	1	0	74	0	0
PIMCO Enhanced Short Maturity Strategy Fund	132	1	0	23	0	0
PIMCO Intermediate Municipal Bond Strategy Fund	96	0	0	51	0	0
PIMCO Short Term Municipal Bond Strategy Fund	63	0	0	42	0	0

4	PIMCO ETF Trust

PIMCO 1-3 Year U.S. Treasury Index Fund

Ticker Symbol	TUZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
‡	% of Total Investments as of 06/30/10

Average Annual Total Return for the period ended June 30, 2010
	1 Year	Fund Inception (06/01/09)
PIMCO 1-3 Year U.S. Treasury Index Fund (Based on Net Asset Value)	2.56%	2.31%
PIMCO 1-3 Year U.S. Treasury Index Fund (At Market Price)(1)	2.54%	2.33%
The BofA Merrill Lynch 1-3 Year US Treasury IndexSM(2)(3)	2.69%	2.46%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If broker age commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-3 Year US Treasury IndexSM is an unmanaged index that tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-3 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,018.04	$1,024.35
Expenses Paid During Period+	$0.45	$0.45

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.09% for the Fund reflects net annualized expenses after application of an expense waiver of 0.14%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-3 Year US Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Yields in the one to three year segment of the U.S. Treasury yield curve declined during the reporting period. Both the overall decrease in yields and coupon returns drove positive performance for the Fund and its Index during the reporting period.

Annual Report	June 30, 2010	5

PIMCO 1-5 Year U.S. TIPS Index Fund

Ticker Symbol	STPZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (08/20/09)
PIMCO 1-5 Year U.S. TIPS Index Fund (Based on Net Asset Value)	5.17%
PIMCO 1-5 Year U.S. TIPS Index Fund (At Market Price)(1)	5.21%
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM(2)(3)	5.44%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,018.66	$1,023.80
Expenses Paid During Period+	$1.00	$1.00

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 0.03%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 1-5 Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (“the Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the one to five year segment of the Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

6	PIMCO ETF Trust

PIMCO 3-7 Year U.S. Treasury Index Fund

Ticker Symbol	FIVZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	99.8%
Short-Term Instruments	0.2%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (10/30/09)
PIMCO 3-7 Year U.S. Treasury Index Fund (Based on Net Asset Value)	4.85%
PIMCO 3-7 Year U.S. Treasury Index Fund (At Market Price)(1)	4.84%
The BofA Merrill Lynch 3-7 Year US Treasury IndexSM(2)(3)	4.90%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 3-7 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 3-7 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,057.39	$1,024.05
Expenses Paid During Period+	$0.77	$0.75

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 0.26%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 3-7 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 3-7 Year US Treasury IndexSM (the “Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Following a brief up and down move between the waning months of 2009 and the first several months of 2010, yields in the three to seven year segment of the U.S. Treasury yield curve rose through early April 2010, but turned down sharply through June 2010. Both the overall decrease in yields and coupon returns drove positive performance for the Fund and its Index during the reporting period.

Annual Report	June 30, 2010	7

PIMCO 7-15 Year U.S. Treasury Index Fund

Ticker Symbol	TENZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (09/10/09)
PIMCO 7-15 Year U.S. Treasury Index Fund (Based on Net Asset Value)	7.54%
PIMCO 7-15 Year U.S. Treasury Index Fund (At Market Price)(1)	7.66%
The BofA Merrill Lynch 7-15 Year US Treasury IndexSM(2)(3)	7.47%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 7-15 Year US Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 7-15 Year US Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,094.17	$1,024.05
Expenses Paid During Period+	$0.78	$0.75

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 0.71%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 7-15 Year U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 7-15 Year US Treasury IndexSM (“the Index) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Following a brief up and down move between the waning months of 2009 and the first several months of 2010, yields in the seven to fifteen year segment of the U.S. Treasury yield curve rose through early April 2010, but turned down sharply through June 2010. Both the overall decrease in yields and coupon returns drove positive performance for the Fund and its Index during the reporting period.

8	PIMCO ETF Trust

PIMCO 15+ Year U.S. TIPS Index Fund

Ticker Symbol	LTPZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (09/03/09)
PIMCO 15+ Year U.S. TIPS Index Fund (Based on Net Asset Value)	10.95%
PIMCO 15+ Year U.S. TIPS Index Fund (At Market Price)(1)	10.87%
The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM(2)(3)	11.00%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,072.35	$1,023.80
Expenses Paid During Period+	$1.03	$1.00

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 0.50%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 15+ Year U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (“the Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the 15+ year segment of the Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and Index. Yields in this area of the curve initially declined through December 2010, rose in early April 2010, then declined sharply through June 2010. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

Annual Report	June 30, 2010	9

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

Ticker Symbol	ZROZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (10/30/09)
PIMCO 25+ Year Zero Coupon Year U.S. Treasury Index Fund (Based on Net Asset Value)	11.02%
PIMCO 25+ Year Zero Coupon Year U.S. Treasury Index Fund (At Market Price)(1)	11.43%
The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM(2)(3)	10.71%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,236.75	$1,024.05
Expenses Paid During Period+	$0.83	$0.75

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.15% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.15% for the Fund reflects net annualized expenses after application of an expense waiver of 0.68%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM (“the Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

After a brief period at the beginning of 2010 during which yields were range-bound, yields in the 25 to 30 year segment of the U.S. Treasury STRIPS curve turned down sharply after March 2010. Both the overall decrease in yields and amortization of the discount to par drove positive performance for the Fund and its Index during the reporting period.

10	PIMCO ETF Trust

PIMCO Broad U.S. TIPS Index Fund

Ticker Symbol	TIPZ

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (09/03/09)
PIMCO Broad U.S. TIPS Index Fund (Based on Net Asset Value)	7.91%
PIMCO Broad U.S. TIPS Index Fund (At Market Price)(1)	7.97%
The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM(2)(3)	8.01%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

(3) “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). All rights reserved. “BofA Merrill Lynch” and “The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM” are service marks of BofA Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Fund that is based on the Index, and is not issued, sponsored, endorsed or promoted by BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates nor is BofA Merrill Lynch and/or BofA Merrill Lynch’s affiliates an adviser to the Fund. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in this product or the Index and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the Index provider, BofA Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by BofA Merrill Lynch without regard to PIMCO, this product or any investor. BofA Merrill Lynch and BofA Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Fund and are not responsible for the performance of the Fund. BofA Merrill Lynch compiles and publishes the Index. PIMCO has entered into a license agreement with BofA Merrill Lynch to use the Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,043.59	$1,023.80
Expenses Paid During Period+	$1.01	$1.00

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.20% for the Fund reflects net annualized expenses after application of an expense waiver of 0.41%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Broad U.S. TIPS Index Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM (“the Index”) by investing under normal circumstances at least 80% of its total assets in the component securities of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Index.

»

Real yields, or the rates of return in excess of expected future inflation, declined across the entire Treasury Inflation-Protected Securities (“TIPS”) yield curve, driving positive performance for both the Fund and Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

Annual Report	June 30, 2010	11

PIMCO Enhanced Short Maturity Strategy Fund

Ticker Symbol	MINT

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

Corporate Bonds & Notes	50.1%
U.S. Government Agencies	25.2%
Short-Term Instruments	16.6%
U.S. Treasury Obligations	4.5%
Sovereign Issues	2.2%
Other	1.4%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
	Fund Inception (11/16/09)
PIMCO Enhanced Short Maturity Strategy Fund (Based on Net Asset Value)	0.69%
PIMCO Enhanced Short Maturity Strategy Fund (At Market Price)(1)	0.68%
Citigroup 3-Month Treasury Bill Index(2)	0.06%	*

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

* Average annual total return since 11/30/09.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,006.81	$1,023.06
Expenses Paid During Period+	$1.74	$1.76

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.35% for the Fund reflects net annualized expenses after application of an expense waiver of 0.06%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Enhanced Short Maturity Strategy Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards.

»	Above benchmark index U.S. duration (or sensitivity to changes in market interest rates) was positive for returns as interest rates moved lower across the yield curve.

»	Exposure to U.S. Agency mortgage-backed securities was positive for performance as the sector posted strong returns over the period.

»	Exposure to the corporate sector added to returns as the sector posted strong performance over the period.

»	As of June 30, 2010, the 30 Day SEC Yield(a) was 0.66% and the Estimated Yield to Maturity(b) was 1.14%.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(b) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s Estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

12	PIMCO ETF Trust

PIMCO Intermediate Municipal Bond Strategy Fund

Ticker Symbol	MUNI

Cumulative Returns Through June 30, 2010

$10,000 invested at the beginning of the first full month since inception of the Fund.

Allocation Breakdown‡

Texas	14.6%
Washington	7.2%
Illinois	7.1%
Massachusetts	5.7%
New York	5.5%
Indiana	5.3%
Other	54.6%
‡	% of Total Investments as of 06/30/10

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (11/30/09)
PIMCO Intermediate Municipal Bond Strategy Fund (Based on Net Asset Value)	2.50%
PIMCO Intermediate Municipal Bond Strategy Fund (At Market Price)(1)	2.38%
Barclays Capital 1-15 Year Municipal Bond Index(2)	2.81%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from 1 to 17 years. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,028.95	$1,023.06
Expenses Paid During Period+	$1.76	$1.76

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio of 0.35% for the Fund reflects net annualized expenses after application of an expense waiver of 0.56%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Intermediate Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed above its benchmark index throughout most of the reporting period, which was positive for performance, as municipal yields moved lower over the period.

»	An overweight to dedicated revenue municipal bonds versus general obligation municipal bonds added to returns as the revenue bonds outperformed general obligation bonds over the period.

»	Exposure to the pre-refunded sector and the transportation sector added to returns, while exposure to the education sector detracted from returns.

»

The Fund’s 30 Day SEC Yield(a) after fees for June 30, 2010 was 2.14%. The yield was 3.29% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 2.38% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the SEC that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

Annual Report	June 30, 2010	13

PIMCO Short Term Municipal Bond Strategy Fund

Ticker Symbol	SMMU

Allocation Breakdown‡
California	10.4%
Texas	8.5%
Illinois	8.4%
New York	7.3%
Pennsylvania	7.2%
Florida	5.8%
Other	52.4%
‡	% of Total Investments as of 06/30/10

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2010
Fund Inception (02/01/10)
PIMCO Short Term Municipal Bond Strategy Fund (Based on Net Asset Value)	0.70%
PIMCO Short Term Municipal Bond Strategy Fund (At Market Price)(1)	0.70%
Barclays Capital 1-3 Year Municipal Bond Index(2)	0.98%

All Fund returns are net of fees and expenses.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated.

(2) The Barclays Capital 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from 1 to 4 years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index. The Index does not reflect deductions for fees, expenses or taxes.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and principal value will fluctuate, so that Fund shares may be worth more or less than their original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end is available at www.pimcoetfs.com or by calling 1-888-400-4ETF.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
Beginning Account Value (02/01/10)	$1,000.00	$1,000.00
Ending Account Value (06/30/10)	$1,006.96	$1,023.06
Expenses Paid During Period+	$1.43	$1.76

+ Expenses for the Fund are equal to the net annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period since the Fund commenced operations on 02/01/10). The Fund’s hypothetical expenses reflect an amount as if the Fund had been operational for the entire fiscal half year. The annualized expense ratio of 0.35% for the Fund reflects net annualized expenses after application of an expense waiver of 1.82%.

†† Hypothetical Performance reflects a beginning account value as of 01/01/10.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short Term Municipal Bond Strategy Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

»	The Fund commenced operations on February 1, 2010.

»	The Fund’s effective duration was managed above its benchmark index throughout the reporting period, which was positive for performance, as municipal yields moved lower over the period.

»	An overweight to dedicated revenue municipal bonds versus general obligation bonds detracted from returns as the revenue bonds underperformed general obligation municipal bonds over the period.

»	Exposure to the education and special tax sectors, which underperformed the general obligation municipal bond index, detracted from performance.

»

The Fund’s 30 Day SEC Yield(a) after fees for June 30, 2010 was 1.03%. The yield was 1.58% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 1.14% assuming a federal tax rate of 10.0%. Your tax adjusted yield may differ depending on your tax bracket.

(a) The 30 Day SEC Yield is a standard yield calculation developed by the SEC that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

14	PIMCO ETF Trust

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	June 30, 2010	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (b)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO 1-3 Year U.S. Treasury Index Fund
06/30/2010	$49.94	$0.43	$0.84	$1.27	$(0.43)	$(0.02)
06/01/2009 - 06/30/2009	50.00	0.03	(0.06)	(0.03)	(0.03)	0.00

PIMCO 1-5 Year U.S. TIPS Index Fund
08/20/2009 - 06/30/2010	$50.00	$0.86	$1.71	$2.57	$(0.78)	$0.00 ^

PIMCO 3-7 Year U.S. Treasury Index Fund
10/30/2009 - 06/30/2010	$75.34	$1.08	$2.53	$3.61	$(1.04)	$0.00

PIMCO 7-15 Year U.S. Treasury Index Fund
09/10/2009 - 06/30/2010	$75.67	$1.94	$3.65	$5.59	$(1.98)	$(0.05)

PIMCO 15+ Year U.S. TIPS Index Fund
09/03/2009 - 06/30/2010	$50.01	$1.22	$4.20	$5.42	$(1.26)	$0.00 ^

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund
10/30/2009 - 06/30/2010	$76.98	$2.24	$5.93	$8.17	$(2.13)	$0.00

PIMCO Broad U.S. TIPS Index Fund
09/03/2009 - 06/30/2010	$50.01	$0.96	$2.97	$3.93	$(0.92)	$(0.07)

PIMCO Enhanced Short Maturity Strategy Fund
11/16/2009 - 06/30/2010	$100.00	$0.32	$0.37	$0.69	$(0.35)	$0.00

PIMCO Intermediate Municipal Bond Strategy Fund
11/30/2009 - 06/30/2010	$50.00	$0.63	$0.61	$1.24	$(0.61)	$0.00

PIMCO Short Term Municipal Bond Strategy Fund
02/01/2010 - 06/30/2010	$50.00	$0.21	$0.14	$0.35	$(0.22)	$0.00

*	Annualized
^	A zero amount may reflect amounts rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Results do not accord with activity as a result of the timing of creations/redemptions.
(c)	Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

16	PIMCO ETF Trust	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (c)

$(0.45)	$50.76	2.56%	$86,400	0.09%		0.19%		0.83%		256%
(0.03)	49.94	(0.06)	40,051	0.09	*	1.88	*	0.76	*	18

$(0.78)	$51.79	5.17%	$539,680	0.20	%*	0.23	%*	2.02	%*	5%

$(1.04)	$77.91	4.85%	$51,942	0.15	%*	0.41	%*	2.14	%*	178%

$(2.03)	$79.23	7.54%	$14,790	0.15	%*	0.86	%*	3.31	%*	209%

$(1.26)	$54.17	10.95%	$22,753	0.20	%*	0.70	%*	3.02	%*	35%

$(2.13)	$83.02	11.02%	$21,586	0.15	%*	0.83	%*	4.56	%*	39%

$(0.99)	$52.95	7.91%	$28,063	0.20	%*	0.61	%*	2.35	%*	122%

$(0.35)	$100.34	0.69%	$656,227	0.35	%*	0.41	%*	0.57	%*	276%

$(0.61)	$50.63	2.50%	$43,543	0.35	%*	0.91	%*	2.14	%*	72%

$(0.22)	$50.13	0.70%	$18,046	0.35	%*	2.17	%*	1.09	%*	4%

Annual Report	June 30, 2010	17

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund

Assets:
Investments, at value	$86,064	$535,708	$51,592	$14,650
Repurchase agreements, at value	221	120	126	0
Cash	0	0	0	12
Receivable for investments sold	14,812	1,727	7,943	312
Receivable for issuance of reverse repurchase agreements	0	0	0	0
Receivable for Fund shares sold	0	0	0	0
Interest and dividends receivable	294	3,918	340	130
Manager reimbursement receivable	11	0	0	0
	101,402	541,473	60,001	15,104

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for investments purchased	14,934	545	7,952	269
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Dividends payable	68	1,153	100	43
Accrued related party fees	0	85	6	2
Reimbursement to Manager	0	10	1	0
	15,002	1,793	8,059	314

Net Assets	$86,400	$539,680	$51,942	$14,790

Net Assets Consist of:
Paid in capital	$85,638	$536,621	$50,420	$13,989
Undistributed (overdistributed) net investment income	(4)	(81)	(45)	(13)
Accumulated undistributed net realized gain (loss)	196	229	345	5
Net unrealized appreciation	570	2,911	1,222	809
	$86,400	$539,680	$51,942	$14,790

Shares Issued and Outstanding:	1,702	10,420	667	187

Net Asset Value Per Share	$50.76	$51.79	$77.91	$79.23

Cost of Investments Owned	$85,493	$532,797	$50,370	$13,841
Cost of Repurchase Agreements Owned	$221	$120	$126	$0

18	PIMCO ETF Trust	See Accompanying Notes

June 30, 2010

PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Broad U.S. TIPS Index Fund	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

$22,568	$21,573	$27,816	$581,234	$45,524	$17,305
0	0	0	83,500	1,105	1,157
9	1	13	98	0	0
87	2,048	84	0	0	0
0	0	0	778	0	0
0	0	0	7,024	0	0
171	0	236	2,165	442	193
0	0	0	0	0	0
22,835	23,622	28,149	674,799	47,071	18,655

$0	$0	$0	$778	$0	$0
0	1,804	0	17,196	0	0
0	0	0	0	3,419	585
78	229	81	368	95	19
4	2	5	223	13	5
0	1	0	7	1	0
82	2,036	86	18,572	3,528	609

$22,753	$21,586	$28,063	$656,227	$43,543	$18,046

$21,873	$19,912	$27,127	$655,204	$43,124	$17,988
(28)	(51)	(10)	(170)	(36)	(4)
63	(365)	188	272	57	0
845	2,090	758	921	398	62
$22,753	$21,586	$28,063	$656,227	$43,543	$18,046

420	260	530	6,540	860	360

$54.17	$83.02	$52.95	$100.34	$50.63	$50.13

$21,723	$19,483	$27,058	$580,313	$45,126	$17,243
$0	$0	$0	$83,500	$1,105	$1,157

Annual Report	June 30, 2010	19

Statements of Operations

	PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund

(Amounts in thousands)	Year Ended June 30, 2010	Period from August 20, 2009 to June 30, 2010	Period from October 30, 2009 to June 30, 2010	Period from September 10, 2009 to June 30, 2010

Investment Income:
Interest	$1,016	$4,635	$566	$330
Total Income	1,016	4,635	566	330

Expenses:
Management fees	165	413	37	14
Trustees’ fees	34	14	13	14
Organization expense	9	54	53	54
Total Expenses	208	481	103	82
Reimbursement by Manager	(104)	(58)	(65)	(67)
Net Expenses	104	423	38	15

Net Investment Income	912	4,212	528	315

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	275	236	345	11
Net realized gain (loss) on in-kind redemptions	574	174	0	0
Net change in unrealized appreciation on investments	555	2,911	1,222	809
Net Gain	1,404	3,321	1,567	820

Net Increase in Net Assets Resulting from Operations	$2,316	$7,533	$2,095	$1,135

20	PIMCO ETF Trust	See Accompanying Notes

PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Broad U.S. TIPS Index Fund	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

Period from September 3, 2009 to June 30, 2010	Period from October 30, 2009 to June 30, 2010	Period from September 3, 2009 to June 30, 2010	Period from November 16, 2009 to June 30, 2010	Period from November 30, 2009 to June 30, 2010	Period from February 1, 2010 to June 30, 2010

$429	$519	$416	$1,356	$374	$67
429	519	416	1,356	374	67

26	17	32	503	52	16
14	13	14	9	9	8
54	61	54	76	76	76
94	91	100	588	137	100
(67)	(74)	(67)	(78)	(84)	(84)
27	17	33	510	53	16

402	502	383	846	321	51

65	(368)	210	297	57	0
207	(13)	78	0	0	0
845	2,090	758	921	398	62
1,117	1,709	1,046	1,218	455	62

$1,519	$2,211	$1,429	$2,064	$776	$113

Annual Report	June 30, 2010	21

Statements of Changes in Net Assets

	PIMCO 1-3 Year U.S. Treasury Index Fund		PIMCO 1-5 Year U.S. TIPS Index Fund	PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 7-15 Year U.S. Treasury Index Fund

(Amounts in thousands)	Year Ended June 30, 2010	Period from June 1, 2009 to June 30, 2009	Period from August 20, 2009 to June 30, 2010	Period from October 30, 2009 to June 30, 2010	Period from September 10, 2009 to June 30, 2010

Increase in Net Assets from:

Operations:
Net investment income	$912	$22	$4,212	$528	$315
Net realized gain (loss)	275	(10)	236	345	11
Net realized gain (loss) on in-kind redemptions	574	0	174	0	0
Net change in unrealized appreciation	555	15	2,911	1,222	809
Net increase resulting from operations	2,316	27	7,533	2,095	1,135

Net Equalization Credits and Charges	(15)	2	110	48	15

Distributions to Shareholders:
From net investment income	(895)	(23)	(4,292)	(574)	(329)
From net realized capital gains	(100)	0	(7)	0	(5)

Total Distributions	(995)	(23)	(4,299)	(574)	(334)

Fund Share Transactions:
Receipts for shares sold	296,615	40,047	546,745	50,421	13,989
Cost of shares redeemed	(251,587)	0	(10,299)	0	0
Net Income Equalization	15	(2)	(110)	(48)	(15)
Net increase resulting from Fund share transactions	45,043	40,045	536,336	50,373	13,974

Total Increase in Net Assets	46,349	40,051	539,680	51,942	14,790

Net Assets:
Beginning of year or period	40,051	0	0	0	0
End of year or period*	$86,400	$40,051	$539,680	$51,942	$14,790

*Including undistributed (overdistributed) net investment income of:	$(4)	$(1)	$(81)	$(45)	$(13)

Shares of Beneficial Interest:
Shares sold	5,900	802	10,620	667	187
Shares redeemed	(5,000)	0	(200)	0	0
Net increase (decrease) in shares outstanding	900	802	10,420	667	187

22	PIMCO ETF Trust	See Accompanying Notes

PIMCO 15+ Year U.S. TIPS Index Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	PIMCO Broad U.S. TIPS Index Fund	PIMCO Enhanced Short Maturity Strategy Fund	PIMCO Intermediate Municipal Bond Strategy Fund	PIMCO Short Term Municipal Bond Strategy Fund

Period from September 3, 2009 to June 30, 2010	Period from October 30, 2009 to June 30, 2010	Period from September 3, 2009 to June 30, 2010	Period from November 16, 2009 to June 30, 2010	Period from November 30, 2009 to June 30, 2010	Period from February 1, 2010 to June 30, 2010

$402	$502	$383	$846	$321	$51
65	(368)	210	297	57	0
207	(13)	78	0	0	0
845	2,090	758	921	398	62
1,519	2,211	1,429	2,064	776	113

30	53	13	181	40	4

(430)	(553)	(394)	(1,041)	(358)	(54)
(1)	0	(22)	0	0	0

(431)	(553)	(416)	(1,041)	(358)	(54)

37,148	25,767	32,195	886,921	63,288	17,987
(15,483)	(5,839)	(5,145)	(231,717)	(20,163)	0
(30)	(53)	(13)	(181)	(40)	(4)
21,635	19,875	27,037	655,023	43,085	17,983

22,753	21,586	28,063	656,227	43,543	18,046

0	0	0	0	0	0
$22,753	$21,586	$28,063	$656,227	$43,543	$18,046

$(28)	$(51)	$(10)	$(170)	$(36)	$(4)

720	340	630	8,850	1,260	360
(300)	(80)	(100)	(2,310)	(400)	0
420	260	530	6,540	860	360

Annual Report	June 30, 2010	23

Schedule of Investments  PIMCO 1-3 Year U.S. Treasury Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%

U.S. Treasury Notes
0.625% due 06/30/2012	$7,240	$7,243
0.750% due 11/30/2011	4,077	4,093
1.000% due 07/31/2011	4,465	4,494
1.000% due 03/31/2012	6,315	6,365
1.000% due 04/30/2012	6,699	6,751
1.125% due 01/15/2012	5,767	5,823
1.125% due 12/15/2012	3,342	3,371
1.125% due 06/15/2013	2,622	2,634
1.375% due 02/15/2012	5,938	6,021
1.375% due 09/15/2012	3,058	3,106
1.375% due 10/15/2012	2,849	2,892
1.375% due 11/15/2012	2,600	2,638
1.375% due 01/15/2013	3,143	3,186
1.375% due 02/15/2013	2,912	2,951
1.375% due 03/15/2013	2,693	2,729
1.375% due 05/15/2013	2,845	2,881
1.750% due 08/15/2012	3,284	3,362
1.750% due 04/15/2013	3,044	3,114
4.500% due 09/30/2011	3,780	3,974
4.625% due 10/31/2011	3,814	4,028
5.125% due 06/30/2011	4,209	4,408

Total U.S. Treasury Obligations (Cost $85,493)		86,064

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.000% due 07/01/2010	$221	$221

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.800% due 09/17/2010 valued at $230. Repurchase proceeds are $221.)

Total Short-Term Instruments (Cost $221)		221

Total Investments 99.9% (Cost $85,714)		$86,285

Other Assets and Liabilities (Net) 0.1%		115

Net Assets 100.0%		$86,400

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$86,064	$0	$86,064
Short-Term Instruments	0	221	0	221
Investments, at value	$0	$86,285	$0	$86,285

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

24	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments  PIMCO 1-5 Year U.S. TIPS Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%

Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$30,500	$30,945
0.625% due 04/15/2013	41,726	42,623
1.250% due 04/15/2014	42,428	44,353
1.625% due 01/15/2015	58,535	61,868
1.875% due 07/15/2013	64,080	67,845
2.000% due 04/15/2012	50,094	51,937
2.000% due 01/15/2014	66,859	71,289
2.000% due 07/15/2014	59,296	63,688
3.000% due 07/15/2012	75,303	80,181
3.375% due 01/15/2012	19,890	20,979

Total U.S. Treasury Obligations (Cost $532,797)		535,708

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.000% due 07/01/2010	$120	$120

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.800% due 09/17/2010 valued at $128. Repurchase proceeds are $120.)

Total Short-Term Instruments (Cost $120)		120

Total Investments 99.3% (Cost $532,917)		$535,828

Other Assets and Liabilities (Net) 0.7%		3,852

Net Assets 100.0%		$539,680

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$535,708	$0	$535,708
Short-Term Instruments	0	120	0	120
Investments, at value	$0	$535,828	$0	$535,828

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Annual Report	June 30, 2010	25

Schedule of Investments  PIMCO  3-7 Year U.S. Treasury Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%

U.S. Treasury Bonds
7.250% due 05/15/2016	$1,493	$1,919
9.250% due 02/15/2016	1,530	2,121
9.875% due 11/15/2015	1,856	2,610
10.625% due 08/15/2015	354	507
11.250% due 02/15/2015	547	781

U.S. Treasury Notes
1.500% due 12/31/2013	2,736	2,760
1.875% due 02/28/2014	2,609	2,660
1.875% due 04/30/2014	3,510	3,575
2.125% due 11/30/2014	2,981	3,046
2.375% due 09/30/2014	3,120	3,224
2.375% due 03/31/2016	4,070	4,133
2.625% due 06/30/2014	3,149	3,293
2.750% due 10/31/2013	1,993	2,097
3.000% due 02/28/2017	2,057	2,137
3.125% due 08/31/2013	1,591	1,694
3.125% due 10/31/2016	2,930	3,076
3.125% due 04/30/2017	1,473	1,541
3.250% due 07/31/2016	3,442	3,652
3.250% due 12/31/2016	2,495	2,632
4.125% due 05/15/2015	3,719	4,134

Total U.S. Treasury Obligations (Cost $50,370)		51,592

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.000% due 07/01/2010	$126	$126

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.800% due 09/17/2010 valued at $133. Repurchase proceeds are $126.)

Total Short-Term Instruments (Cost $126)		126

Total Investments 99.6% (Cost $50,496)		$51,718

Other Assets and Liabilities (Net) 0.4%		224

Net Assets 100.0%		$51,942

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$51,592	$0	$51,592
Short-Term Instruments	0	126	0	126
Investments, at value	$0	$51,718	$0	$51,718

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

26	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments  PIMCO 7-15 Year U.S. Treasury Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%

U.S. Treasury Bonds
6.250% due 08/15/2023	$256	$332
7.625% due 11/15/2022	102	147
7.625% due 02/15/2025	987	1,451
7.875% due 02/15/2021	320	458
8.125% due 08/15/2021	99	145
8.750% due 05/15/2020	1,177	1,760
8.875% due 08/15/2017	258	368
9.125% due 05/15/2018	993	1,466

U.S. Treasury Notes
3.125% due 05/15/2019	1,729	1,767
3.375% due 11/15/2019	1,704	1,767
3.625% due 02/15/2020	1,380	1,460
3.750% due 11/15/2018	1,637	1,766
4.250% due 11/15/2017	1,568	1,763

Total U.S. Treasury Obligations (Cost $13,841)		14,650

Total Investments 99.1% (Cost $13,841)		$14,650

Other Assets and Liabilities (Net) 0.9%		140

Net Assets 100.0%		$14,790

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$14,650	$0	$14,650

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Annual Report	June 30, 2010	27

Schedule of Investments  PIMCO 15+ Year U.S. TIPS Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$2,339	$2,378
2.000% due 01/15/2026	3,159	3,348
2.125% due 02/15/2040	1,160	1,276
2.375% due 01/15/2027	2,562	2,844
2.500% due 01/15/2029	2,066	2,343
3.375% due 04/15/2032	886	1,156
3.625% due 04/15/2028	3,254	4,220
3.875% due 04/15/2029	3,718	5,003

Total U.S. Treasury Obligations (Cost $21,723)		22,568

Total Investments 99.2% (Cost $21,723)		$22,568

Other Assets and Liabilities (Net) 0.8%		185

Net Assets 100.0%		$22,753

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$22,568	$0	$22,568

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

28	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments  PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.9%

U.S. Treasury Strips
0.000% due 02/15/2036	$6,149	$2,202
0.000% due 02/15/2037	6,149	2,108
0.000% due 05/15/2037	6,149	2,081
0.000% due 02/15/2038	6,149	2,002
0.000% due 05/15/2038	6,149	1,986
0.000% due 02/15/2039	6,149	1,928
0.000% due 05/15/2039	6,149	1,901
0.000% due 08/15/2039	6,149	1,875
0.000% due 11/15/2039	6,149	1,849
0.000% due 02/15/2040	6,149	1,830
0.000% due 05/15/2040	6,149	1,811

Total U.S. Treasury Obligations (Cost $19,483)		21,573

Total Investments 99.9% (Cost $19,483)		$21,573

Other Assets and Liabilities (Net) 0.1%		13

Net Assets 100.0%		$21,586

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$21,573	$0	$21,573

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Annual Report	June 30, 2010	29

Schedule of Investments  PIMCO Broad U.S. TIPS Index Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%

Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$277	$281
0.625% due 04/15/2013	811	828
1.250% due 04/15/2014	797	834
1.375% due 01/15/2020	861	883
1.625% due 01/15/2015	2,651	2,802
1.625% due 01/15/2018	2,936	3,098
1.750% due 01/15/2028	2,051	2,086
1.875% due 07/15/2019	1,246	1,337
2.000% due 01/15/2014	2,850	3,039
2.000% due 01/15/2026	1,585	1,680
2.125% due 02/15/2040	415	457
2.375% due 01/15/2025	1,543	1,715
2.500% due 07/15/2016	2,515	2,802
2.500% due 01/15/2029	2,258	2,560
3.000% due 07/15/2012	2,299	2,448
3.375% due 01/15/2012	512	540
3.375% due 04/15/2032	327	426

Total U.S. Treasury Obligations (Cost $27,058)		27,816

Total Investments 99.1% (Cost $27,058)		$27,816

Other Assets and Liabilities (Net) 0.9%		247

Net Assets 100.0%		$28,063

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
U.S. Treasury Obligations	$0	$27,816	$0	$27,816

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.

30	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments  PIMCO Enhanced Short Maturity Strategy Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 50.7%

BANKING & FINANCE 38.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,330	$3,655

American Express Bank FSB
0.477% due 05/29/2012	2,575	2,538
5.550% due 10/17/2012	300	323

American Express Credit Corp.
0.467% due 02/24/2012	700	692
0.510% due 06/16/2011	2,100	2,090

American Honda Finance Corp.
0.707% due 03/27/2012	500	497

Anadarko Finance Co.
6.750% due 05/01/2011	800	793

ANZ National International Ltd.
0.527% due 08/05/2011	550	551
6.200% due 07/19/2013	3,000	3,327

Banco Santander Chile
1.557% due 04/20/2012	1,000	1,000

Bank of America Corp.
1.037% due 09/11/2012	650	637
1.106% due 12/02/2011	3,500	3,543
2.375% due 06/22/2012	2,600	2,681
3.125% due 06/15/2012	7,000	7,315

Barclays Bank PLC
0.570% due 04/10/2012	300	300
1.338% due 03/05/2012	1,000	1,008

BBVA U.S. Senior SAU
0.664% due 05/24/2011	800	794

Bear Stearns Cos. LLC
0.728% due 11/28/2011	330	329

BRFkredit A/S
0.553% due 04/15/2013	1,900	1,901

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	800	810
2.600% due 07/02/2015 (a)	4,000	4,035

Cie de Financement Foncier
2.125% due 04/22/2013	2,000	2,021

Citibank N.A.
1.875% due 05/07/2012	200	204
1.875% due 06/04/2012	1,300	1,327

Citigroup Funding, Inc.
0.833% due 03/30/2012	1,000	1,000

Citigroup, Inc.
0.535% due 05/18/2011	2,500	2,480
0.662% due 03/16/2012	500	488
0.663% due 03/07/2014	2,000	1,849
5.500% due 04/11/2013	5,000	5,202

Commonwealth Bank of Australia
0.917% due 12/10/2012	400	400

Countrywide Financial Corp.
0.800% due 05/07/2012	4,600	4,494

Danske Bank A/S
0.834% due 05/24/2012	200	200

Dexia Credit Local
0.544% due 01/12/2012	1,300	1,293
0.808% due 04/29/2014	1,000	1,000
0.938% due 03/05/2013	12,400	12,413

FIH Erhvervsbank A/S
0.907% due 06/13/2013	5,000	4,996
1.750% due 12/06/2012	2,000	2,022

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

General Electric Capital Corp.
0.609% due 03/15/2012	$100	$97
0.659% due 06/20/2013	6,500	6,206
2.000% due 09/28/2012	3,300	3,381
2.125% due 12/21/2012	8,000	8,232
2.250% due 03/12/2012	200	205

Goldman Sachs Group, Inc.
1.146% due 12/05/2011	20,000	20,237
1.625% due 07/15/2011	7,000	7,084
5.450% due 11/01/2012	4,700	4,955

HSBC Finance Corp.
0.553% due 01/15/2014	5,000	4,690
0.887% due 09/14/2012	9,500	9,217

ING Bank NV
1.333% due 03/30/2012	1,000	1,004
2.625% due 02/09/2012	2,000	2,040

ING USA Global Funding Trust
0.441% due 10/01/2010	651	650

JPMorgan Chase & Co.
0.421% due 04/01/2011	900	902
0.494% due 11/01/2012	370	366
5.375% due 10/01/2012	500	541

KeyCorp
0.948% due 12/19/2011	4,000	4,041

Lloyds TSB Bank PLC
1.625% due 10/14/2011	5,000	5,019

Macquarie Bank Ltd.
2.600% due 01/20/2012	200	204

Merrill Lynch & Co., Inc.
0.516% due 07/25/2011	100	99
0.768% due 06/05/2012	900	875
6.050% due 08/15/2012	200	213

Metropolitan Life Global Funding I
0.787% due 03/15/2012	1,100	1,087
5.125% due 04/10/2013	3,000	3,248

Monumental Global Funding III
0.486% due 01/25/2013	2,500	2,415

Morgan Stanley
2.930% due 05/14/2013	6,100	6,127
3.250% due 12/01/2011	15,200	15,756

National Australia Bank Ltd.
0.795% due 07/08/2014	700	708

Nationwide Building Society
0.616% due 05/17/2012	200	200

Nomura Europe Finance NV
0.683% due 07/05/2011	100	98

PNC Funding Corp.
0.478% due 01/31/2012	250	248

Pricoa Global Funding I
4.625% due 06/25/2012	700	734
5.400% due 10/18/2012	1,185	1,276
5.625% due 05/24/2011	635	658

Principal Life Income Funding Trusts
5.150% due 06/17/2011	500	512

Rabobank Nederland NV
0.547% due 08/05/2011	10,900	10,891

Royal Bank of Scotland Group PLC
0.798% due 03/30/2012	2,000	1,987
1.213% due 04/23/2012	1,000	1,013
2.625% due 05/11/2012	500	512

Sun Life Financial Global Funding LP
0.783% due 10/06/2013	5,000	4,854

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Suncorp-Metway Ltd.
0.534% due 10/19/2012	$180	$179
1.803% due 07/16/2012	14,000	14,389

Swedbank AB
3.000% due 12/22/2011	200	206

Teva Pharmaceutical Finance III LLC
0.939% due 12/19/2011	5,000	5,012

Toyota Motor Credit Corp.
5.450% due 05/18/2011	2,200	2,283

UBS AG
1.584% due 02/23/2012	4,200	4,217

Wachovia Corp.
2.114% due 05/01/2013	5,175	5,269
5.300% due 10/15/2011	2,200	2,303

Wells Fargo & Co.
5.250% due 10/23/2012	650	696

Westpac Banking Corp.
0.605% due 10/21/2011	4,600	4,598

		251,942

INDUSTRIALS 6.6%

Anheuser-Busch Cos., Inc.
7.500% due 03/15/2012	900	985

Anheuser-Busch InBev Worldwide, Inc.
1.267% due 03/26/2013	1,500	1,502

Chevron Corp.
3.450% due 03/03/2012	1,050	1,095

Cox Communications, Inc.
7.125% due 10/01/2012	250	278

CSX Corp.
6.750% due 03/15/2011	2,000	2,072

CVS Caremark Corp.
5.750% due 08/15/2011	150	157

Daimler Finance North America LLC
5.750% due 09/08/2011	8,000	8,333
5.875% due 03/15/2011	1,200	1,237
7.300% due 01/15/2012	500	539

Devon Financing Corp. ULC
6.875% due 09/30/2011	2,400	2,563

Dow Chemical Co.
6.000% due 10/01/2012	2,500	2,690

EnCana Corp.
6.300% due 11/01/2011	1,600	1,694

Energy Transfer Partners LP
5.650% due 08/01/2012	400	424

Enterprise Products Operating LLC
7.625% due 02/15/2012	1,300	1,409

International Business Machines Corp.
0.384% due 11/04/2011	500	501

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	2,000	2,146
7.125% due 03/15/2012	550	592

Kraft Foods, Inc.
6.250% due 06/01/2012	3,637	3,967

Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	150	159

Reynolds American, Inc.
7.250% due 06/01/2012	570	613

Rogers Communications, Inc.
7.875% due 05/01/2012	500	556

See Accompanying Notes	Annual Report	June 30, 2010	31

Schedule of Investments  PIMCO Enhanced Short Maturity Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Shell International Finance BV
0.888% due 06/22/2012	$4,100	$4,115

Sunoco, Inc.
6.750% due 04/01/2011	200	206

Time Warner, Inc.
5.500% due 11/15/2011	1,040	1,097

Total Capital S.A.
3.000% due 06/24/2015	2,500	2,529

WM Wrigley Jr. Co.
1.912% due 06/28/2011	2,000	2,000

		43,459

UTILITIES 5.7%

Appalachian Power Co.
5.650% due 08/15/2012	200	215

AT&T, Inc.
6.250% due 03/15/2011	300	311

BellSouth Corp.
4.295% due 04/26/2011	6,500	6,670

British Telecommunications PLC
9.375% due 12/15/2010	2,000	2,069

Columbus Southern Power Co.
0.937% due 03/16/2012	6,500	6,492

Deutsche Telekom International Finance BV
5.375% due 03/23/2011	500	514

FPL Group Capital, Inc.
1.419% due 06/17/2011	1,000	1,007

France Telecom S.A.
7.750% due 03/01/2011	6,405	6,685

Koninklijke KPN NV
8.000% due 10/01/2010	150	152

NGPL PipeCo LLC
6.514% due 12/15/2012	1,400	1,395

PSEG Power LLC
6.950% due 06/01/2012	1,037	1,134

Verizon Global Funding Corp.
7.375% due 09/01/2012	1,425	1,602

Verizon Wireless Capital LLC
3.750% due 05/20/2011	6,000	6,147

Vodafone Group PLC
0.816% due 02/27/2012	2,000	1,997
0.877% due 06/15/2011	1,000	1,000

		37,390

Total Corporate Bonds & Notes (Cost $332,375)		332,791

MUNICIPAL BONDS & NOTES 0.5%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	1,800	1,803

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.480% due 06/15/2013	1,500	1,498

Oklahoma State Agricultural & Mechanical Colleges Revenue Notes, Series 2009
2.553% due 08/01/2011	130	130

Total Municipal Bonds & Notes (Cost $3,434)		3,431

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 25.5%

Fannie Mae
5.125% due 04/15/2011	$915	$950

Federal Farm Credit Bank
0.240% due 07/12/2011	1,000	998
0.287% due 11/23/2011	2,000	1,999

Federal Home Loan Bank
0.250% due 06/07/2011	400	399
0.316% due 08/17/2011	15,000	14,993
0.430% due 02/22/2011	7,000	7,003
0.436% due 09/12/2011	10,000	9,995
0.625% due 06/15/2011	1,300	1,302
0.700% due 04/18/2011	13,800	13,833
0.750% due 03/25/2011	1,500	1,505
0.875% due 08/22/2012	15,500	15,527
3.625% due 07/01/2011	14,000	14,456
4.250% due 06/10/2011	1,000	1,034

Freddie Mac
0.000% due 03/25/2011	1,900	1,888
0.170% due 01/13/2012 - 01/25/2012	4,500	4,488
0.298% due 12/21/2011	10,000	9,997
0.308% due 09/19/2011	5,600	5,601
0.310% due 12/14/2011 - 02/16/2012	23,140	23,135
1.250% due 08/15/2011	10,000	10,088
4.125% due 02/24/2011	1,100	1,126
5.125% due 04/18/2011	1,250	1,297
6.000% due 06/15/2011	20,000	21,076
7.000% due 11/01/2026 - 09/01/2027	696	775
7.500% due 04/01/2016 - 10/01/2017	754	831

Ginnie Mae
6.000% due 12/15/2033	125	139
6.500% due 07/15/2024 - 12/15/2034	1,536	1,710
7.000% due 03/15/2023 - 11/15/2032	406	460
7.500% due 12/15/2012 - 06/15/2028	663	744
8.500% due 04/15/2030	3	4
10.000% due 02/15/2016 - 04/15/2025	110	126
10.500% due 09/15/2015 - 07/15/2019	6	6
11.000% due 08/15/2010 - 07/20/2020	24	27
11.500% due 09/15/2010 - 11/15/2019	10	11
12.000% due 01/15/2013 - 04/15/2015	9	11
12.500% due 11/15/2013 - 07/15/2015	4	4
13.000% due 01/15/2011 - 09/20/2015	9	10
13.500% due 05/15/2011 - 09/15/2014	2	2

Total U.S. Government Agencies (Cost $167,271)		167,550

U.S. TREASURY OBLIGATIONS 4.6%

U.S. Treasury Notes
1.125% due 06/15/2013	30,000	30,134

Total U.S. Treasury Obligations (Cost $29,950)		30,134

ASSET-BACKED SECURITIES 1.0%

BMW Vehicle Owner Trust
0.279% due 04/25/2011	995	994

Chase Issuance Trust
0.390% due 10/15/2012	1,400	1,400

Ford Credit Auto Owner Trust
0.295% due 12/15/2010	181	181
2.850% due 05/15/2013	750	765

Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	765	764

Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011	730	730

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

SLM Student Loan Trust
0.316% due 10/25/2016	$182	$182
0.446% due 04/25/2017	1,202	1,200

Total Asset-Backed Securities (Cost $6,221)		6,216

SOVEREIGN ISSUES 2.2%

Export Development Canada
2.375% due 03/19/2012	10,000	10,247

Province of Ontario Canada
2.750% due 02/22/2011	4,000	4,050

Societe Financement de l’Economie Francaise
0.504% due 07/16/2012	200	201

Total Sovereign Issues (Cost $14,473)		14,498

SHORT-TERM INSTRUMENTS 16.8%

CERTIFICATES OF DEPOSIT 1.5%

Bank of Nova Scotia
0.786% due 03/12/2012	2,000	1,999
0.788% due 03/05/2012	1,500	1,500

Barclays Bank PLC
1.639% due 12/16/2011	3,600	3,599

Dexia Credit Local
0.788% due 03/22/2012	1,900	1,899

Royal Bank of Canada
0.938% due 06/23/2011	600	601

		9,598

COMMERCIAL PAPER 2.6%

Federal Home Loan Bank
0.540% due 05/24/2011	5,000	5,006
0.560% due 05/27/2011	10,000	10,013

Standard Chartered Bank
0.559% due 10/18/2010	2,000	1,997

		17,016

REPURCHASE AGREEMENTS 12.7%

Barclays Capital, Inc.
0.010% due 07/01/2010	30,000	30,000
(Dated 06/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2026 valued at $30,613. Repurchase proceeds are $30,000.)

Credit Suisse Securities (USA) LLC
0.010% due 07/01/2010	23,500	23,500
(Dated 06/30/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $24,087. Repurchase proceeds are $23,500.)

JPMorgan Chase Bank N.A.
0.020% due 07/01/2010	30,000	30,000

(Dated 06/30/2010. Collateralized by Freddie Mac 0.286% due 05/01/2012 valued at $30,617. Repurchase proceeds are $30,000.)
		83,500

Total Short-Term Instruments (Cost $110,089)		110,114

Total Investments 101.3% (Cost $663,813)		$664,734

Other Assets and Liabilities (Net) (1.3%)		(8,507)

Net Assets 100.0%		$656,227

32	PIMCO ETF Trust	See Accompanying Notes

June 30, 2010

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Corporate Bonds & Notes	$0	$332,791	$0	$332,791
U.S. Government Agencies	0	167,550	0	167,550
Short-Term Instruments	0	110,114	0	110,114
Other Investments (3)	0	54,279	0	54,279
Investments, at value	$0	$664,734	$0	$664,734

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes	Annual Report	June 30, 2010	33

Schedule of Investments  PIMCO Intermediate Municipal Bond Strategy Fund

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 104.6%

ARIZONA 1.1%

Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	$400	$461

CALIFORNIA 4.9%

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2016	250	282
5.000% due 05/01/2018	500	567

California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	563

Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	226

Pleasanton, California Unified School District Certificates of Participation Notes, (FSA Insured), Series 2010
3.500% due 08/01/2015	450	471

		2,109

COLORADO 3.6%

Aspen, Colorado General Obligation Notes, Series 2009
4.000% due 12/01/2014	150	166

Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	250	289

Denver, Colorado City & County Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.000% due 11/15/2016	265	281

Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	280

Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	564

		1,580

FLORIDA 5.3%

Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	123

Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	750	776

Florida State Inland Protection Financing Corp. Revenue Notes, Series 2010
5.000% due 07/01/2016	500	568

Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	278

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	270

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	287

		2,302

GEORGIA 1.5%

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	371

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	291

		662

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ILLINOIS 7.6%

Chicago, Illinois Airport Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	$1,000	$1,138

Chicago, Illinois Revenue Notes, (FSA Insured), Series 2008
5.000% due 11/01/2016	350	398

Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	411

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	542

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	830

		3,319

INDIANA 5.7%

Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	546
5.000% due 02/01/2018	500	585

Indiana State Finance Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 12/01/2017	300	340

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	340

Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016	500	532

Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	113

		2,456

IOWA 1.3%

Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	551

KANSAS 1.8%

Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	576

Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	223

		799

KENTUCKY 4.8%

Kentucky Municipal Power Agency Revenue Notes, (AGC Insured), Series 2010
4.000% due 09/01/2016	900	957

Kentucky State Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,143

		2,100

MARYLAND 0.8%

Maryland State Department of Transportation Revenue Bonds, Series 2003
5.000% due 06/01/2016	280	324

MASSACHUSETTS 6.2%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	595

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	$850	$912

Massachusetts State Water Resources Authority Revenue Notes, Series 2010
5.000% due 08/01/2016	500	582

Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	584

		2,673

MICHIGAN 3.2%

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	250	250

Michigan State University Revenue Notes, Series 2010
5.000% due 02/15/2016	1,000	1,138

		1,388

MINNESOTA 1.9%

Robbinsdale, Minnesota Independent School District No. 281 General Obligation Notes, Series 2010
5.000% due 02/01/2017	735	843

MISSOURI 4.5%

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,074

Missouri State Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	864

		1,938

NEW HAMPSHIRE 0.7%

New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	280

NEW JERSEY 0.8%

New Jersey State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	300	354

NEW MEXICO 1.3%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	583

NEW YORK 5.8%

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2012	120	130

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,038

New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	231

New York State Dormitory Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 07/01/2016	370	411

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2027	400	454

34	PIMCO ETF Trust	See Accompanying Notes

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	$250	$278

		2,542

NORTH CAROLINA 2.3%

Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	344

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	387

University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	278

		1,009

OHIO 5.2%

Bowling Green, Ohio State University Revenue Notes, Series 2010
3.000% due 06/01/2014	500	517

Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	328

Ohio State Turnpike Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,153
5.500% due 02/15/2017	225	261

		2,259

OREGON 1.2%

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	538

PENNSYLVANIA 3.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	551

Pennsylvania State Higher Education Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	279

Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 05/15/2012	500	519

		1,349

PUERTO RICO 0.6%

Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	250	278

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SOUTH CAROLINA 0.6%

Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	$250	$277

TENNESSEE 3.2%

Nashville & Davidson County, Tennessee Metropolitan Government General Obligation Notes, Series 2010
5.000% due 07/01/2017	1,000	1,161

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	250	238

		1,399

TEXAS 15.6%

Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,142

Dallas, Texas Revenue Notes, Series 2010
5.000% due 10/01/2016	500	580

Garland, Texas General Obligation Notes, Series 2010
5.000% due 02/15/2015	360	413

Hallsville, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
4.000% due 02/15/2016	155	170

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	350	235

San Antonio, Texas General Obligation Bonds, Series 2010
5.000% due 08/01/2016	500	578

Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,157

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	300	346

Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	900

Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	242

Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2018	520	595
5.000% due 04/01/2026	100	108

University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	300	340

		6,806

WASHINGTON 7.7%

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015 (a)	1,000	1,132

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

King County, Washington School District No. 1 General Obligation Notes, Series 2007
5.000% due 06/01/2012	$150	$162

Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,158

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2016	540	621

Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	262

		3,335

WISCONSIN 1.8%

Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	252

Wisconsin State General Obligation Notes, Series 2010
4.000% due 05/01/2018	500	545

		797

WYOMING 0.5%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	213

Total Municipal Bonds & Notes (Cost $45,126)		45,524

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS 2.5%

State Street Bank and Trust Co.
0.000% due 07/01/2010	1,105	1,105

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.800% due 09/17/2010 valued at $1,129. Repurchase proceeds are $1,105.)

Total Short-Term Instruments (Cost $1,105)		1,105

Total Investments 107.1% (Cost $46,231)		$46,629

Other Assets and Liabilities (Net ) (7.1%)		(3,086)

Net Assets 100.0%		$43,543

See Accompanying Notes	Annual Report	June 30, 2010	35

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

Schedule of Investments  PIMCO Intermediate Municipal Bond Strategy Fund  (Cont.)

June 30, 2010

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
California	$0	$2,109	$0	$2,109
Colorado	0	1,580	0	1,580
Florida	0	2,302	0	2,302
Georgia	0	662	0	662
Illinois	0	3,319	0	3,319
Indiana	0	2,456	0	2,456
Kansas	0	799	0	799
Kentucky	0	2,100	0	2,100
Massachusetts	0	2,673	0	2,673
Michigan	0	1,388	0	1,388
Minnesota	0	843	0	843
Missouri	0	1,938	0	1,938
New York	0	2,542	0	2,542
North Carolina	0	1,009	0	1,009
Ohio	0	2,259	0	2,259
Pennsylvania	0	1,349	0	1,349
Tennessee	0	1,399	0	1,399
Texas	0	6,806	0	6,806
Washington	0	3,335	0	3,335
Wisconsin	0	797	0	797
Short-Term Investments	0	1,105	0	1,105
Other Investments (3)	0	3,859	0	3,859
Investments, at value	$0	$46,629	$0	$46,629

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

36	PIMCO ETF Trust	See Accompanying Notes

Schedule of Investments  PIMCO  Short Term Municipal Bond Strategy  Fund

June 30, 2010

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 95.9%

ALASKA 1.5%

Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	$250	$267

CALIFORNIA 10.6%

California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	250	251

California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	204

California State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.250% due 07/01/2014	300	339

California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	258

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	400	450

Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	200	205

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	200	213

		1,920

CONNECTICUT 2.4%

University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	400	439

DELAWARE 2.6%

Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	473

DISTRICT OF COLUMBIA 0.6%

District of Columbia General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/01/2013	100	110

FLORIDA 5.9%

Florida State Board of Education General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/01/2012	500	541

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	266

Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	250	263

		1,070

GEORGIA 2.9%

Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	271

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	$250	$257

		528

ILLINOIS 8.6%

Chicago, Illinois Revenue Notes, Series 2010
4.000% due 01/01/2013	250	262

Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	157

Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	178

Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	221

Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	103

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	283

Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	253

		1,558

INDIANA 3.3%

Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	334

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	261

		595

IOWA 2.9%

Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	268

Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	254

		522

KENTUCKY 4.4%

Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (FSA Insured), Series 2007
4.000% due 06/01/2013	250	268

Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	521

		789

MAINE 1.5%

Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	261

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MARYLAND 1.5%

Montgomery County, Maryland General Obligation Notes, Series 2005
5.000% due 06/01/2012	$250	$271

MASSACHUSETTS 3.5%

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	250	252

Massachusetts State General Obligation Notes, (FSA Insured), Series 2002
5.500% due 11/01/2011	100	107

Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	250	272

		631

MICHIGAN 2.1%

Hamilton, Michigan Community School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 05/01/2013	250	277

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	100	100

		377

NEBRASKA 1.2%

Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	217

NEVADA 0.9%

Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	157

NEW JERSEY 0.6%

New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	109

NEW YORK 7.5%

Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	214

New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	385

New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	283

New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	331

New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	125	141

		1,354

PENNSYLVANIA 7.3%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	255

See Accompanying Notes	Annual Report	June 30, 2010	37

Schedule of Investments  PIMCO Short Term  Municipal Bond Strategy  Fund  (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bristol, Pennsylvania General Obligation Notes, (FSA Insured), Series 2010
4.000% due 09/01/2012	$105	$112

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013 (a)	250	257

Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	284

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	266

South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	150	151

		1,325

PUERTO RICO 1.5%

Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	274

SOUTH CAROLINA 1.2%

South Carolina State Transportation Infrastructure Bank Revenue Notes, (XLCA Insured), Series 2007
5.000% due 10/01/2011	200	210

TENNESSEE 4.7%

Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	250	276

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Nashville & Davidson County, Tennessee Metropolitan Government General Obligation Notes, Series 2010
5.000% due 07/01/2017	$500	$580

		856

TEXAS 8.7%

Forth Worth, Texas Revenue Notes, Series 2010
5.000% due 02/15/2015	250	287

South San Antonio, Texas independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	250	280

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	115	119
5.000% due 05/15/2013	300	332

University of Texas Revenue Notes, Series 2004
5.000% due 08/15/2012	500	546

		1,564

UTAH 0.7%

Utah State Intermountain Power Agency Revenue Notes, Series 2008
5.250% due 07/01/2012	110	119

WASHINGTON 4.8%

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012 (a)	315	329

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Washington State Energy Northwest Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	$115	$129

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	350	399

		857

WISCONSIN 2.5%

Wisconsin State Clean Water Revenue Notes, Series 2009
5.000% due 07/01/2014	400	452

Total Municipal Bonds & Notes (Cost $17,243)		17,305

SHORT-TERM INSTRUMENTS 6.4%

REPURCHASE AGREEMENTS 6.4%

State Street Bank and Trust Co.
0.000% due 07/01/2010	1,157	1,157

(Dated 06/30/2010. Collateralized by Federal Home Loan Bank 4.800% due 09/17/2010 valued at $1,185. Repurchase proceeds are $1,157.)

Total Short-Term Instruments (Cost $1,157)		1,157

Total Investments 102.3% (Cost $18,400)		$18,462

Other Assets and Liabilities (Net) (2.3%)		(416)

Net Assets 100.0%		$18,046

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Fund’s assets and liabilities:

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
California	$0	$1,920	$0	$1,920
Connecticut	0	439	0	439
Delaware	0	473	0	473
Florida	0	1,070	0	1,070
Georgia	0	528	0	528
Illinois	0	1,558	0	1,558
Indiana	0	595	0	595
Iowa	0	522	0	522
Kentucky	0	789	0	789
Massachusetts	0	631	0	631
Michigan	0	377	0	377
New York	0	1,354	0	1,354
Pennsylvania	0	1,325	0	1,325
Puerto Rico	0	274	0	274

38	PIMCO ETF Trust	See Accompanying Notes

June 30, 2010

Category (2)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2010
Tennessee	$0	$856	$0	$856
Texas	0	1,564	0	1,564
Washington	0	857	0	857
Wisconsin	0	452	0	452
Short-Term Instruments	0	1,157	0	1,157
Other Investments (3)	0	1,721	0	1,721
Investments, at value	$0	$18,462	$0	$18,462

(1)	See note 2 in the Notes to Financial Statements for additional information.
(2)	Refer to the Schedule of Investments for additional information.
(3)	Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes	Annual Report	June 30, 2010	39

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware business trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to ten funds (the “Funds”) offered by the Trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s NAV. The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Determination of Net Asset Value

The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

B. Investment Valuation

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment manager, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant

40	PIMCO ETF Trust

June 30, 2010

market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their direction that are used in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund, if any.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update, effective for interim and annual reporting periods beginning after December 15, 2009, requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The end of period timing recognition is being adopted for the significant transfers between levels of the Funds’ assets and liabilities at June 30, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2010.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, of each Fund, except the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, are declared and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less fre-

Annual Report	June 30, 2010	41

Notes to Financial Statements (Cont.)

quently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of a Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

E. Equalization

Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

F. New Accounting Pronouncement

In January 2010, FASB issued an Accounting Standards Update with respect to fair value measurements and the reconciliation of Level 3 assets and liabilities for interim and annual reporting periods beginning after December 15, 2010. The update requires additional disclosures about purchases, sales, issuances, and settlements in the Level 3 reconciliation of fair value measurements. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

3. SECURITIES AND OTHER INVESTMENTS

A. Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

B. Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

C. Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the

42	PIMCO ETF Trust

June 30, 2010

United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

D. Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

E. Reverse Repurchase Agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

F. U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages

Annual Report	June 30, 2010	43

Notes to Financial Statements  (Cont.)

from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

G. When-Issued Transactions

Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a secu-

rity, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select Principal Risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks

A Fund’s investments in fixed income securities expose the Fund to various risks such as but not limited to, market trading, interest rate, management and tracking error and indexing risks.

Market trading risk is the risk that an active secondary trading market for a Fund’s shares does not develop or continue, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that an Index Fund’s portfolio may not correlate to the Fund’s Index.

Indexing risk is the risk that a Fund is negatively affected by general declines in the market segments or asset classes represented by the Fund’s Index.

Credit and Counterparty Risks

A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund

44	PIMCO ETF Trust

June 30, 2010

minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

5. FEES AND EXPENSES

A. Management Fee

PIMCO, a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), serves as the investment manager (the “Manager”) to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly man-

agement fees to PIMCO at the annual rate based on average daily net assets (the “Management Fee”). The Management Fee for each Fund is charged at an annual rate as noted in the table below.

Fund Name	Management Fee
PIMCO 1-3 Year U.S. Treasury Index Fund	0.15	%(1)
PIMCO 1-5 Year U.S. TIPS Index Fund	0.20%
PIMCO 3-7 Year U.S. Treasury Index Fund	0.15%
PIMCO 7-15 Year U.S. Treasury Index Fund	0.15%
PIMCO 15+ Year U.S. TIPS Index Fund	0.20%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	0.15%
PIMCO Broad U.S. TIPS Index Fund	0.20%
PIMCO Enhanced Short Maturity Strategy Fund	0.35%
PIMCO Intermediate Municipal Bond Strategy Fund	0.35%
PIMCO Short Term Municipal Bond Strategy Fund	0.35%

(1)	PIMCO has contractually agreed, until October 31,2011, to waive a portion of its Management Fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the Management Fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit: 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. As of June 30, 2010, the recoverable Management Fee amount to PIMCO was $66,118.

B. Distribution and Servicing Fees

Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of each Fund’s Creation Units. AGID does not maintain a secondary market in shares of the Funds. Each Fund is permitted to reimburse AGID at an annual rate of up to 0.25% of a Fund’s average daily net assets. However, no such fee is currently authorized to be paid by the Funds.

C. Fund Expenses

The Funds bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Through December 31, 2009, each unaffiliated Trustee received an annual retainer of $10,000, plus $1,000 for each Board of Trustees meeting attended in person, $250 for each committee meeting attended and $500 for each Board of Trustees meeting

Annual Report	June 30, 2010	45

Notes to Financial Statements (Cont.)

attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $1,000 and each other committee chair received an additional annual retainer of $500.

Effective January 1, 2010, each unaffiliated Trustee receives an annual retainer of $20,000, plus $3,000 for each Board of Trustees meeting attended in person, $250 ($750 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $4,000 and each other committee chair receives an additional annual retainer of $500.

D. Expense Limitation

PIMCO has contractually agreed, until October 31, 2011, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of that Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

The recoverable amounts to PIMCO at June 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO 1-3 Year U.S. Treasury Index Fund	$ 112
PIMCO 1-5 Year U.S. TIPS Index Fund	58
PIMCO 3-7 Year U.S. Treasury Index Fund	65
PIMCO 7-15 Year U.S. Treasury Index Fund	67
PIMCO 15+ Year U.S. TIPS Index Fund	67
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	74
PIMCO Broad U.S. TIPS Index Fund	67
PIMCO Enhanced Short Maturity Strategy Fund	78
PIMCO Intermediate Municipal Bond Strategy Fund	84
PIMCO Short Term Municipal Bond Strategy Fund	84

6. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

7. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

8. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

46	PIMCO ETF Trust

June 30, 2010

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO 1-3 Year U.S. Treasury Index Fund	$310,057	$259,292	$0	$0
PIMCO 1-5 Year U.S. TIPS Index Fund	77,116	12,837	0	0
PIMCO 3-7 Year U.S. Treasury Index Fund	61,818	59,571	0	0
PIMCO 7-15 Year U.S. Treasury Index Fund	26,726	24,639	0	0
PIMCO 15+ Year U.S. TIPS Index Fund	6,611	5,753	0	0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	6,778	5,779	0	0
PIMCO Broad U.S. TIPS Index Fund	27,426	24,375	0	0
PIMCO Enhanced Short Maturity Strategy Fund	516,003	309,245	541,927	180,533
PIMCO Intermediate Municipal Bond Strategy Fund	0	0	59,916	18,606
PIMCO Short Term Municipal Bond Strategy Fund	0	0	17,006	400

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of securities included in its Index together with a deposit of a specified cash payment. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
PIMCO 1-3 Year U.S. Treasury Index Fund	$500	0.05%	0.05%
PIMCO 1-5 Year U.S. TIPS Index Fund	500	0.10%	0.10%
PIMCO 3-7 Year U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO 7-15 Year U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO 15+ Year U.S. TIPS Index Fund	500	0.10%	0.10%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	500	0.05%	0.05%
PIMCO Broad U.S. TIPS Index Fund	500	0.10%	0.10%
PIMCO Enhanced Short Maturity Strategy Fund	500	0.45%	0.45%
PIMCO Intermediate Municipal Bond Strategy Fund	500	0.25%	0.25%
PIMCO Short Term Municipal Bond Strategy Fund	500	0.25%	0.25%

*	Applicable to in-kind transactions only.
**	As a percentage of the cash amount invested.

Annual Report	June 30, 2010	47

Notes to Financial Statements (Cont.)

10. INVESTMENT TRANSACTIONS

For the period ended June 30, 2010, each Fund had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Fund Name	Contributions	Redemptions
PIMCO 1-3 Year U.S. Treasury Index Fund	$284,968	$240,313
PIMCO 1-5 Year U.S. TIPS Index Fund	542,711	10,245
PIMCO 3-7 Year U.S. Treasury Index Fund	47,993	0
PIMCO 7-15 Year U.S. Treasury Index Fund	11,834	0
PIMCO 15+ Year U.S. TIPS Index Fund	35,870	15,379
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	24,184	5,838
PIMCO Broad U.S. TIPS Index Fund	30,498	5,128
PIMCO Enhanced Short Maturity Strategy Fund	0	0
PIMCO Intermediate Municipal Bond Strategy Fund	3,713	0
PIMCO Short Term Municipal Bond Strategy Fund	940	0

The in-kind contributions and in-kind redemptions in this table may not accord with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

11. REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds, another series of funds managed by PIMCO, are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceed-

ing brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the 2009 fiscal year, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

48	PIMCO ETF Trust

June 30, 2010

As of June 30, 2010, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses	Post- October Deferral(3)
1-3 Year U.S. Treasury Index Fund	$0	$358	$0	$527	$(123)	$0	$0
1-5 Year U.S. TIPS Index Fund	0	1,371	0	2,891	(1,203)	0	0
3-7 Year U.S. Treasury Index Fund	0	507	0	1,163	(148)	0	0
7-15 Year U.S. Treasury Index Fund	0	87	0	807	(93)	0	0
15+ Year U.S. TIPS Index Fund	0	167	0	841	(128)	0	0
25+ Year Zero Coupon U.S. Treasury Index Fund	0	236	0	2,449	(649)	0	(362)
Broad U.S. TIPS Index Fund	0	343	0	724	(131)	0	0
Enhanced Short Maturity Strategy Fund	0	585	0	879	(441)	0	0
Intermediate Municipal Bond Strategy Fund	131	57	0	399	(168)	0	0
Short-Term Municipal Bond Strategy Fund	89	0	0	62	(93)	0	0

(1)	Adjusted for open wash sale loss deferrals for federal income tax purposes.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.
(3)	Capital losses realized during the period November 1, 2009 through June 30, 2010 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of June 30, 2010, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(4)
1-3 Year U.S. Treasury Index Fund	$85,756	$529	$0	$529
1-5 Year U.S. TIPS Index Fund	532,937	3,205	(314)	2,891
3-7 Year U.S. Treasury Index Fund	50,556	1,162	0	1,162
7-15 Year U.S. Treasury Index Fund	13,843	807	0	807
15+ Year U.S. TIPS Index Fund	21,727	841	0	841
25+ Year Zero Coupon U.S. Treasury Index Fund	19,486	2,087	0	2,087
Broad U.S. TIPS Index Fund	27,093	735	(12)	723
Enhanced Short Maturity Strategy Fund	663,855	1,344	(465)	879
Intermediate Municipal Bond Strategy Fund	46,231	426	(28)	398
Short-Term Municipal Bond Strategy Fund	18,400	79	(17)	62

(4)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Annual Report	June 30, 2010	49

Notes to Financial Statements  (Cont.)

June 30, 2010

For the fiscal years ended June 30, 2010 and June 30, 2009, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	June 30, 2010				June 30, 2009
	Tax-Exempt Income Distributions	Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Income Distributions	Ordinary Income Distributions(5)	Long-Term Capital Gain Distributions	Return of Capital
1-3 Year U.S. Treasury Index Fund	$0	$995	$0	$0	$0	$23	$0	$0
1-5 Year U.S. TIPS Index Fund	0	4,299	0	0	N/A	N/A	N/A	N/A
3-7 Year U.S. Treasury Index Fund	0	574	0	0	N/A	N/A	N/A	N/A
7-15 Year U.S. Treasury Index Fund	0	334	0	0	N/A	N/A	N/A	N/A
15+ Year U.S. TIPS Index Fund	0	431	0	0	N/A	N/A	N/A	N/A
25+ Year Zero Coupon U.S. Treasury Index Fund	0	553	0	0	N/A	N/A	N/A	N/A
Broad U.S. TIPS Index Fund	0	416	0	0	N/A	N/A	N/A	N/A
Enhanced Short Maturity Strategy Fund	0	1,041	0	0	N/A	N/A	N/A	N/A
Intermediate Municipal Bond Strategy Fund	358	0	0	0	N/A	N/A	N/A	N/A
Short-Term Municipal Bond Strategy Fund	54	0	0	0	N/A	N/A	N/A	N/A

(5)	Includes short-term capital gains, if any, distributed.

13. SUBSEQUENT EVENTS

The investment manager has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

50	PIMCO ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund, and PIMCO Short Term Municipal Bond Strategy Fund (constituting PIMCO ETF Trust, hereafter referred to as the “Funds”) at June 30, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

August 13, 2010

Annual Report	June 30, 2010	51

Federal Income Tax Information

(unaudited)

Exempt Interest Dividends. For the benefit of shareholders of the Intermediate Municipal Bond Strategy Fund and the Short-Term Municipal Bond Strategy Fund, this is to inform you that for the fiscal year ended June 30, 2010, 100% and 100%, respectively of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2011, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2010.

52	PIMCO ETF Trust

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	XLCA	XL Capital Assurance

Other Abbreviations:
FSB	Federal Savings Bank	JEA	Jacksonville Electric Authority

Annual Report	June 30, 2010	53

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at 1-888-400-4ETF (1-888-400-4383) or visit the Funds’ website at www.pimcoetfs.com.

Trustees

Name, Age and Position Held with Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees[1]

Brent R. Harris* (50) Chairman of the Board and Trustee	02/2009 to Present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	141	Chairman and Trustee, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute. Board Member and Owner, Harris Holdings, LLC (1992-present).

Douglas M. Hodge* (52) Trustee	02/2010 to Present	Managing Director; Chief Operating Officer (since 7/09); Member of Executive Committee and Head of PIMCO’s Asia Pacific region. Member Global Executive Committee, Allianz Global Investors.	139	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Independent Trustees

E. Philip Cannon (69) Trustee	02/2009 to Present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Vern O. Curtis (76) Trustee	02/2009 to Present	Private Investor; Formerly, Director, PCM Fund, Inc.	141	Trustee, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO Equity Series and PIMCO Equity Series VIT

J. Michael Hagan (71) Trustee	02/2009 to Present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C. Parker (59) Trustee	07/2009 to Present	Adjunct Professor, Linfield College; Chairman of the Board, The Ford Family Foundation. Formerly President, Chief Executive Officer, Hampton Affiliates (forestry products)	139	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

William J. Popejoy (72) Trustee	02/2009 to Present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	139	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

1     Richard M. Weil served as Trustee of the Trust from February 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Trustee of the Trust. Mr. Weil also served as Managing Director and member of the Executive Committee at PIMCO. Total number of Funds in Fund Complex overseen by Mr. Weil was 131. Other Directorships held by Mr. Weil included Trustee of PIMCO Variable Insurance Trust and PIMCO Funds.

*	Mr. Harris and Mr. Hodge are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliation with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

54	PIMCO ETF Trust

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brent R. Harris (50) President	03/2009 to Present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (45) Chief Legal Officer	02/2009 to Present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (39) Chief Compliance Officer	02/2009 to Present	Executive Vice President and Chief Compliance Officer, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (66) Senior Vice President	02/2009 to Present	Managing Director and Co-Chief Investment Officer, PIMCO.

Mohamed El-Erian (51) Senior Vice President	02/2009 to Present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (47) Vice President—Senior Counsel, Secretary	11/2008 to Present	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (39) Vice President	02/2009 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (40) Vice President	02/2009 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Donald W. Suskind (37) Vice President	05/2009 to Present	Senior Vice President, PIMCO.

John P. Hardaway (53) Treasurer	11/2008 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (33) Assistant Secretary	02/2009 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (41) Assistant Treasurer	02/2009 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (42) Assistant Treasurer	02/2009 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (36) Assistant Treasurer	02/2009 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

Richard M. Weil served as Senior Vice President of the Trust from May 2009 to January 2010. Effective January 22, 2010, Mr. Weil resigned as Senior Vice President of the Trust. Mr. Weil’s principal occupation during the past 5 years was Managing Director at PIMCO.

Annual Report	June 30, 2010	55

Privacy Policy

(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

56	PIMCO ETF Trust

Approval of Investment Management Agreement

(Unaudited)

On August 11, 2009, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the Independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO Short Term Municipal Bond Strategy Fund (the “ETF”) for an initial two-year term. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to the ETF for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval of the Agreement are described below.

1.	INFORMATION RECEIVED

A.	Materials Reviewed

The Trustees received a variety of materials relating to the services proposed to be provided by PIMCO. The Board reviewed information relating to proposed fund operations, including the ETF’s compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services proposed to be provided by PIMCO to the Trust. In considering whether to approve the Agreement, the Board also reviewed comparative industry data with regard to fees and expenses of funds with investment objectives and policies similar to those of the ETF. The Board also received and reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and supervisory and administrative services to the ETF.

B.	Review Process

In connection with the approval of the Agreement, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreement. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	NATURE, EXTENT AND QUALITY OF SERVICES

A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement are likely to benefit the ETF and its shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the ETF under the Agreement.

The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the ETF and its shareholders.

3.	INVESTMENT PERFORMANCE

As the ETF had not yet commenced operations at the time of the Board meeting, the Board did not receive nor consider investment performance information.

4.	MANAGEMENT FEE AND TOTAL EXPENSES

PIMCO reported to the Board that, in proposing the management fee for the ETF, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential ETF returns to investors.

Annual Report	June 30, 2010	57

Approval of Investment Management Agreement (Cont.)

(Unaudited)

The Board reviewed the proposed management fee and estimated total expenses of the ETF (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that the ETF’s estimated total expense ratio was equal to or below the median expenses of comparable funds in the Lipper Expense Group. The Board compared the ETF’s estimated total expenses to other funds in the Lipper Expense Group, and found the ETF’s estimated total expenses to be reasonable. At the time the Board considered the Agreement, PIMCO did not manage any separate accounts with investment strategies similar to those of the ETF; therefore, the Board did not consider the fees charged by PIMCO to comparable separate accounts.

The Board also considered the ETF’s unified fee structure, under which the ETF would pay for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO would provide or procure such services and bear the costs of various third party services required by the ETF, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing ETF shares with any securities exchange or other trading system. The Board noted that the unified fee creates fund fees that are fixed, rather than variable. The Board concluded that the ETF’s proposed fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the ETF and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of ETF fees at competitive levels.

The Board also noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for the ETF by waiving a portion of its management fee or reimbursing the ETF, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the ETF exceeds 0.0049% in any year. PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the 0.0049% in any year.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment, that the management fee to be charged by PIMCO, as well as the estimated total expenses of the ETF, are reasonable and approval of the Agreement would likely benefit the ETF and its shareholders.

5.	ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the ETF had not yet commenced operations at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the ETF was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board concluded that the ETF’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the ETF, to the benefit of ETF shareholders.

6.	ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the ETF. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the ETF, it has adopted a policy not to accept soft dollars.

7.	CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Agreement was fair and reasonable to the ETF and its shareholders, that the ETF’s shareholders would likely receive reasonable value in return for the management fee and other amounts paid to PIMCO by the ETF, and that the approval of the Agreement was in the best interests of the ETF and its shareholders.

58	PIMCO ETF Trust

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank & Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1775 I Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

ETF2001 AR 063010

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to clarify certain defined terms, address the role of the Registrant’s Chief Compliance Officer and provide for the public disclosure of any amendments or waivers. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

	(a)	The Board of Trustees has determined that J. Michael Hagan, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Hagan is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

	(a)	Fiscal Year Ended	Audit Fees
		June 30, 2010	$212,443
		June 30, 2009	$9,000

	(b)	Fiscal Year Ended	Audit-Related Fees
		June 30, 2010	$0
		June 30, 2009	$0

	(c)	Fiscal Year Ended	Tax Fees
		June 30, 2010	$0
		June 30, 2009	$0

	(d)	Fiscal Year Ended	All Other Fees
		June 30, 2010	$0
		June 30, 2009	$0

		“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO ETF Trust (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

		“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

		“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

		“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

	(e)	Pre-approval policies and procedures

(1)    The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its

         Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)    With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f)	Not applicable.

	(g)
			Aggregate Non-Audit Fees Billed to Entity

		Entity	June 30, 2010	June 30, 2009
		PIMCO ETF Trust	$0	$0
		Pacific Investment Management Company LLC (“PIMCO”)	$1,802,856	$1,070,213
		Allianz Global Investors Fund Management LLC	$702,950	$927,224
		Allianz Global Investors of America L.P.	$1,934,774	$3,838,844

		Totals	$4,453,080	$5,836,281

	(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy;

Ronald C. Parker

Item 6.	Schedule of Investments.

	The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: August 18, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: August 18, 2010